Shareholders' equity	6 Months Ended
Mar. 31, 2022
Shareholders' equity
Shareholders' equity

Note 15. Shareholders’ equity

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Share capital
Ordinary share capital, fully paid	39,667	41,601	41,604
Treasury shares[1]	(651)	(606)	(603)
Total share capital	39,016	40,995	41,001
NCI	54	57	49

1.	31 March 2022: 5,076,534 unvested RSP treasury shares held (30 September 2021: 4,363,329, 31 March 2021: 4,322,935).

Ordinary Shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

	Half Year	Half Year	Half Year
	March	Sept	March
	2022	2021	2021
Balance as at beginning of period	3,668,591,808	3,668,591,808	3,611,684,870
Dividend reinvestment plan[2]	—	—	20,213,205
Dividend reinvestment plan underwrite[3]	—	—	36,693,733
Issued shares for the period	—	—	56,906,938
Off-market share buy-back[4]	(167,464,114)	—	—
Balance as at end of period	3,501,127,694	3,668,591,808	3,668,591,808

2.	The DRP for the 2021 final dividend had no impact on the number of ordinary shares on issue as Westpac arranged for the purchase of the necessary shares from the market and transfer to participants of 10,286,188 ordinary shares (2021 interim dividend: 9,085,937 ordinary shares) at an average price of $22.34 (2021 interim dividend: $25.98). The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2020 final dividend was $19.83.
3.	The Group entered to an arrangement to fully underwrite the 2020 final dividend, referred to as a DRP underwrite. This arrangement ensured that the capital impact of the dividend was negated as new shares of equivalent value to the amount of the dividend that was paid to shareholders in cash were purchased by the DRP underwriter. The price per share for the issuance of shares in relation to the 2020 DRP underwrite was $19.59.
4.	On 14 February 2022, the Group announced the successful completion of its $3.5 billion off-market share buy-back of Westpac ordinary shares. 167,464,114 ordinary shares were bought back at $20.90, and comprised a fully franked dividend component of $9.56 per share ($1,601 million) and a capital component of $11.34 per share ($1,901 million including transaction costs). The shares bought back were subsequently cancelled.

Ordinary shares purchased on market

	Half Year March 2022
		Average price
Consolidated	Number	($)
For share-based payment arrangements:
Employee share plan (ESP)	1,236,092	22.83
RSP[5]	2,175,190	21.20
Westpac Performance Plan (WPP) - share rights exercised	223,497	23.72
Westpac Long Term Variable Reward Plan (LTVR) - share rights exercised	2,148	23.85
Net number of ordinary shares purchased/(sold) on market	3,636,927

5.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

Note 15. Shareholders’ equity (continued)

Reconciliation of movement in reserves

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2022	2021	2021
Debt securities at FVOCI reserve
Balance as at beginning of period	443	562	177
Net gains/(losses) from changes in fair value	(142)	(71)	649
Income tax effect	38	20	(197)
Transferred to income statement	(205)	(97)	(98)
Income tax effect	62	29	29
Loss allowance on debt securities measured at FVOCI	(2)	1	1
Other	29	(1)	1
Balance as at end of period	223	443	562
Equity securities at FVOCI reserve
Balance as at beginning of period	44	40	(4)
Net gains/(losses) from changes in fair value	146	7	43
Income tax effect	—	(3)	1
Balance as at end of period	190	44	40
Share-based payment reserve
Balance as at beginning of period	1,806	1,779	1,720
Share-based payment expense	60	27	59
Balance as at end of period	1,866	1,806	1,779
Cash flow hedge reserve
Balance as at beginning of period	196	95	(42)
Net gains/(losses) from changes in fair value	1,222	175	121
Income tax effect	(362)	(51)	(35)
Transferred to income statement	(10)	(33)	72
Income tax effect	3	10	(21)
Balance as at end of period	1,049	196	95
Foreign currency translation reserve
Balance as at beginning of period	(241)	(502)	(292)
Exchange differences on translation of foreign operations	(367)	515	(266)
Gains/(losses) on net investment hedges	201	(254)	56
Balance as at end of period	(407)	(241)	(502)
Other reserves
Balance as at beginning of period	(21)	(20)	(15)
Transactions with owners	1	(1)	(5)
Balance as at end of period	(20)	(21)	(20)
Total reserves	2,901	2,227	1,954